Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 55,658	$ 53,817	$ 65,098
Non-current assets	78,024	77,945	66,502
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	1,296	1,171	858
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,393	1,702	1,649
Non-current assets	48,991	51,961	43,250
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,702	1,961	2,129
China [member]
Disclosure of geographical areas [line items]
Revenue	34,752	31,205	36,618
Japan [member]
Disclosure of geographical areas [line items]
Revenue	4,557	6,971	8,401
India [member]
Disclosure of geographical areas [line items]
Revenue	3,371	3,447	5,215
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	3,069	2,997	4,786
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	3,749	3,583	4,303
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,601	1,382	1,282
Non-current assets	6,979	5,081	3,964
South America [member]
Disclosure of geographical areas [line items]
Revenue	464	569	715
Non-current assets	19,927	19,047	18,280
Rest of world [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 831	$ 685	$ 150